IOWA PUBLIC AGENCY INVESTMENT TRUST


                            INTERIM FINANCIAL REPORT
                               DECEMBER 31, 1996






                                SPONSORED BY THE

                    IOWA ASSOCIATION OF MUNICIPAL UTILITIES
                       IOWA STATE ASSOCIATION OF COUNTIES
                             IOWA LEAGUE OF CITIES

TRUSTEES' REPORT
----------------

To Iowa Public Agency Investment Trust Participants:

The Iowa Public Agency Investment Trust (IPAIT) is pleased to present this semi-annual report of Trust operations for the period ended December 31, 1996. During 1996, market rates for short-term securities were relatively constant by historical standards. IPAIT maintained a consistent focus upon its three complementary, preoritized investment objectives; protecting invested participant funds, maintaining the necessary degree of liquidity to meet participant operating needs and providing participants with an excellent market rate of return.

Included in this report is a summary of liquid rates for 1996 and each preceding calendar year. Rates earned by IPAIT participants were reflective of the general trend in interest rates throughout the year.

Participation in IPAIT's investment programs continues to grow and serve additional participants. As of December 31, 1996, a total of 150 cities, 75 counties, 71 municipal utilities and 29 28E organizations were program participants. During the period, total assets invested within the liquid funds ranged from a low of $213,651,657 to a high of $305,211,891. When fixed term securities are included, the respective figures range from a low of $256,237,358 to a high of $345,527,213. Total funds invested throughout 1996 for each category exceeded total funds invested in all previous operating periods.

The Board of Trustees is very pleased with the success of the IPAIT cash management program.

The Board also welcomes any comments and suggestions from participants that might enable IPAIT to be more responsive to the cash management needs of its members.

Respectfully,



K.D. Alberts, Chair
Board of Trustees

MANAGEMENT DISCUSSION

During the first six-months of the fiscal year, the pace of economic growth was moderate, inflation was mild, and the Federal Reserve kept short-term unchanged. The rate on the IPAIT diversified fund was also stable during the time period.

Most measures of inflation remain quite good. Core consumer prices rose at an annual rate of 2.6 percent in 1996, down from 3.0 percent in 1995. The GDP deflator index, the broadest measure of U.S inflation, has risen only 1.4 percent over the last year.

Wage inflation, however, has begun to rise as the unemployment has dropped to near 5 percent. Average hourly earnings have risen at a 3.8 percent annual rate in 1996. The concern that wage inflation may eventually lead to higher consumer prices may cause the Federal Reserve to raise short-term interest rates slightly in the next six months. With this thought in mind the average maturity of the portfolio was reduced to 44 days as of December 31, 1996.

The IPAIT program emphasizes three key elements: safety, liquidity, and competitive rates in that order. The safety and security of participant moneys is our first priority. The second priority is to assure daily liquidity. Only after the first two elements are satisfied, do we examine the rates of different investments. IPAIT continues to provide a competitive rate. Over the last six-months, the yield of the diversified portfolio was 0.21 percent greater than the Donoghue Index of national money market funds.

We appreciate your support of IPAIT over the fist six-months of the fiscal year and look forward to serving you in 1997.


Sincerely,



Kathryn D. Beyer, CFA
Managing Director
Investors Management Group

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 1996
(SHOWING PERCENTAGE OF NET ASSETS)
----------------------------------

                                                                    YIELD AT
      PAR                                                            TIME OF                   AMORTIZED
     VALUE                         DESCRIPTION                      PURCHASE      DUE DATE       COST
----------------------------------------------------------------------------------------------------------
DISCOUNTED GOVERNMENT SECURITIES -- 11.08%
$   1,600,000   Federal Home Loan Mtge. Corp. Disc. Note             5.51%        01/14/96   $   1,596,880
    5,000,000   Federal Home Loan Mtge. Corp. Disc. Note             5.46%        01/24/97       4,982,654
    5,000,000   Federal Home Loan Mtge. Corp. Disc. Note             5.55%        01/30/97       4,978,129
    5,000,000   Federal National Mtge. Assoc., Disc. Note            5.38%        02/27/97       4,958,596
    2,875,000   Federal National Mtge. Assoc., Disc. Note            5.36%        03/17/97       2,843,794
    4,500,000   Federal National Mtge. Assoc., Disc. Note            5.41%        06/13/97       4,394,050
                                                                                             -------------
                TOTAL (cost-- $23,754,103)                                                   $  23,754,103
                                                                                             -------------

COUPON SECURITIES -- 53.14%
$   3,000,000   Federal National Mtge. Assoc., 6.25%                 5.51%        01/02/97   $   3,000,057
      750,000   Federal Home Loan Mortgage Corp., 7.73%              5.72%        01/06/97         750,199
      650,000   Federal National Mtge. Assoc., 7.60%                 5.52%        01/10/97         650,311
    1,900,000   Federal National Mtge. Assoc., 6.24%                 5.48%        01/10/97       1,900,319
    1,000,000   Federal Home Loan Bank, 4.75%                        5.55%        01/13/97         999,745
    3,000,000   Tennessee Valley Authority, 6.00%                    5.36%        01/15/97       3,000,599
      500,000   Federal National Mtge. Assoc., 7.86%                 5.51%        01/17/97         500,483
   2,000,000    Federal National Mtge. Assoc., 7.86%                 5.56%        01/17/97       2,001,923
    2,500,000   U.S. Treasury Note, 7.50%                            5.57%        01/31/97       2,503,782
      500,000   Federal Farm Credit Bank, 4.55%                      5.67%        02/03/97         499,510
    2,000,000   Federal Farm Credit Bank, 4.97%                      5.42%        02/03/97       1,999,062
      886,000   Federal National Mtge. Assoc., 0.00%                 5.64%        02/07/97         881.090
      500,000   Federal Home Loan Mtge. Corp., 4.78%                 5.82%        02/10/97         499,447
    1,500,000   Federal National Mtge. Assoc., 4.78%                 5.60%        02/14/97       1,498,567
    2,500,000   U.S. Treasury Note, 6.875%                           5.47%        02/28/97       2,505,355
    2,500,000   U.S. Treasury Note, 6.875%                           5.44%        02/28/97       2,505,476
    2,500,000   U.S. Treasury Note, 6.875                            5.47%        02/28/97       2,505,354
    1,000,000   Federal National Mtge. Assoc., 4.97%                 5.51%        02/10/97         999,023
    2,500,000   Federal National Mtge. Assoc., 5.05%                 5.55%        03/14/97       2,497,629
    2,000,000   Federal National Mtge. Assoc., 5.05%                 5.53%        03/14/97       1,998,179
    1,000,000   Federal National Mtge. Assoc., 5.05%                 5.59%        03/14/97         998,971
    1,000,000   Federal National Mtge. Assoc., 5.05%                 5.55%        03/14/97         999,054
    1,000,000   Federal National Mtge. Assoc., 5.05%                 5.52%        03/14/97         999,105
    1,000,000   Fed. Farm Credit Bank, Variable Rate                 5.83%        03/17/97       1,002,005
    1,000,000   Federal Home Loan Bank, 5.65%                        5.74%        03/24/97         999,776
    7,500,000   Federal Home Loan Bank, Variable Rate                5.21%        03/27/97       7,499,345
      600,000   Federal Home Loan Bank, 5.335%                       5.42%        03/28/97         599,636
    2,000,000   Federal Natl. Mtge. Assoc., Variable Rate            5.37%        03/28/97       1,999,557
    2,000,000   Federal Home Loan Bank, Variable Rate                5.70%        04/10/97       2,001,547
    1,200,000   Federal Natl. Mtge. Assoc., Variable Rate            5.34%        04/21/97       1,199,572
    2,500,000   U.S. Treasury Note, 6.50%                            5.64%        04/30/97       2,505,971
    3,000,000   Federal Farm Credit Bank, 5.55%                      5.54%        05/02/97       3,000,465
      900,000   Federal Home Loan Bank, 6.23%                        5.76%        05/15/97         901,482
    5,000,000   Federal Natl. Mtge. Assoc., Variable Rate            5.38%        05/19/97       5,005,928
      100,000   Federal National Mtge. Assoc., 5.71%                 5.47%        05/20/97         100,087
    1,000,000   Federal National Mtge. Assoc., 5.71%                 5.87%        05/20/97         999,410
    5,000,000   Federal Home Loan Bank, 5.865%                       6.03%        06/10/97       4,994,810
    2,500,000   Federal Farm Credit Bank, 5.84%                      6.03%        06/18/97       2,497,963
      750,000   Federal National Mtge. Assoc., 5.765%                5.50%        06/20/97         750,859
    4,000,000   Federal Farm Credit Bank, 5.93%                      5.51%        07/01/97       4,008,135
      695,000   Federal Farm Credit Bank, 5.93%                      5.52%        07/01/97         696,332
      515,000   Federal National Mtge. Assoc., 8.80%                 5.53%        07/25/97         524,143
    7,500,000   Fed. Nat'l Mtge. Assoc. Variable Rate                5.28%        07/28/97       7,480,713
    2,500,000   U.S. Treasury Note, 6.50%                            6.05%        08/15/97       2,506,525
    7,500,000   Fed. Farm Credit Bank, Variable Rate                 5.34%        10/01/97       7,498,822
    5,000,000   Fed. Farm Credit Bank, Variable Rate                 5.51%        10/01/97       4,999,165
    5,000,000   Federal Home Loan Bank, Variable Rate                5.34%        10/02/97       4,997,075
    7,500,000   Fed. Nat'l Mtge. Assoc. Variable Rate                5.47%        12/03/97       7,495,295
    1,000,000   Federal Home Loan Bank, Variable Rate                5.36%        12/15/97         999,694
                                                                                            --------------
                TOTAL (cost-- $113,957,552)                                                 $  113,957,552
                                                                                            --------------
CERTIFICATES OF DEPOSIT -- 9.19%
$   1,000,000   Community First State Bank, Decorah                  5.45%        01/07/97   $   1,000,000
    1,000,000   Community First State Bank, Decorah                  5.45%        01/07/97       1,000,000
      250,000   Citizens Bank, Sac City                              5.55%        01/09/97         250,000
    1,000,000   First State Bank, Conrad                             5.35%        01/16/97       1,000,000
      500,000   Peoples State Bank, Elkader                          5.50%        01/21/97         500,000
    1,000,000   Union State Bank, Monona                             5.85%        01/24/97       1,000,000
      500,000   Nevada National Bank, Nevada                         5.50%        01/24/97         500,000
      500,000   Farmers State Bank, Hawarden                         5.55%        02/03/97         500,000
      500,000   Heritage Bank, Holstein                              5.75%        02/12/97         500,000
      500,000   Peoples State Bank, Elkader                          5.55%        02/18/97         500,000
      250,000   Ft. Madison Bank & Trust, Ft. Madison                5.80%        02/18/97         250,000
    5,000,000   Firstar Bank, Des Moines                             5.25%        02/21/97       5,000,000
      500,000   Union State Bank, Winterset                          5.25%        02/27/97         500,000
      200,000   Northwestern State Bank, Orange City                 5.35%        02/28/97         200,000
    1,500,000   Mercantile Bank of Eastern Iowa, Mt. Pleasant        5.90%        03/19/97       1,500,000
    1,000,000   St. Ansgar State Bank, St. Ansgar                    5.65%        03/25/97       1,000,000
      250,000   Citizens Bank, Sac City                              5.75%        04/09/97         250,000
      400,000   Exchange Bank, Collins                               5.78%        05/15/97         400,000
      300,000   First State Bank, Ida Grove                          5.65%        06/04/97         300,000
    1,000,000   Peoples State Bank, Elma                             5.75%        06/23/97       1,000,000
      500,000   Citizens Bank, Sac City                              6.00%        08/21/97         500,000
      250,000   Ft. Madison Bank & Trust, Ft. Madison                6.05%        08/21/97         250,000
      500,000   First State Bank, Nora Springs                       6.10%        08/29/97         500,000
    1,000,000   St. Ansgar State Bank, St. Ansgar                    6.20%        09/19/97       1,000,000
      300,000   Miles Savings Bank, Miles                            6.00%        19/17/97         300,000
                                                                                            --------------
                TOTAL (cost-- $19,700,000)                                                  $   19,700,000
                                                                                            --------------
REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 25.97%
  $27,849,000   J. P. Morgan, Repurchase Agreement                   6.25%        01/02/97  $   27,849,000
   27,849,000   Smith Barney, Repurchase Agreement                   6.35%        01/02/97      27,849,000
                                                                                            --------------
                TOTAL (cost-- $55,698,000)                                                  $   55,698,000
                                                                                            --------------

TOTAL INVESTMENTS-- 99.38% (cost-- $213,109,655)                                            $  213,109,655

EXCESS   OF OTHER  ASSETS  OVER TOTAL  LIABILITIES  -- 0.62%
         (Includes  $55,798 payable to IMG and $857,818
         dividends payable to unitholders)                                                  $    1,334,378
                                                                                            --------------

NET ASSETS -- 100%
         Applicable to 214,444,033 outstanding units                                        $  214,444,033
                                                                                            ==============

NET ASSET VALUE:                                                                            $         1.00                 Offering
and redemption price per unit ($214,444,033                                                 ==============
         divided by 214,444,033 units outstanding)

See Accompanying Notes to Financial Statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 1996
(SHOWING PERCENTAGE OF NET ASSETS)

                                                                YIELD AT
      PAR                                                        TIME OF                       AMORTIZED
     VALUE                       DESCRIPTION                    PURCHASE       DUE DATE           COST
---------------------------------------------------------------------------------------------------------
COUPON SECURITIES -- 30.97%
    $1,000,000    U.S. Treasury-Note, 6.75%                      5.42%          02/28/97     $   1,002,024
     1,000,000    U.S. Treasury-Note, 6.75%                      5.42%          02/28/97         1,002,027
     1,500,000    U.S. Treasury-Note, 6.875%                     5.74%          02/28/97         1,502,588
     1,000,000    U.S. Treasury-Note, 6.625%                     5.71%          03/31/97         1,002,127
     1,500,000    U.S. Treasury-Note, 6.625%                     5.59%          03/31/97         1,503,612
     1,000,000    U.S. Treasury-Note, 6.625%                     5.72%          03/31/97         1,002,109
     2,000,000    U.S. Treasury-Note, 6.50%                      5.87%          04/30/97         2,003,881
     1,000,000    U.S. Treasury-Note, 6.50%                      5.74%          04/30/97         1,002,389
     2,000,000    U.S. Treasury-Note, 6.875%                     5.94%          04/30/97         2,005,799
     1,500,000    U.S. Treasury-Note, 6.375%                     5.29%          06/30/97         1,507,771
     1,000,000    U.S. Treasury-Note, 8.50%                      5.38%          07/15/97         1,016,199
     1,000,000    U.S. Treasury-Note, 5.875%                     5.37%          07/31/97         1,002,783
     1,500,000    U.S. Treasury-Note, 6.50%                      6.03%          08/15/97         1,504,092
                                                                                             -------------
                  TOTAL (cost-- $17,057,401)                                                 $  17,057,401
                                                                                             -------------

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 68.94%
   $21,290,000    Smith Barney, Repurchase Agreement             6.30%          01/02/96     $  37,983,000
                                                                                             -------------
                  TOTAL (cost-- $37,983,000)                                                 $  37,983,000
                                                                                             -------------

TOTAL INVESTMENTS-- 99.91% (cost-- $55,040,401)                                              $  55,040,401

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES--  0.09%                                       $      51,528
         (Includes $15,375 payable to IMG and $228,352                                       -------------
         dividends payable to unitholders)

NET ASSETS-- 100%                                                                            $  55,091,929
         Applicable to 55,091,929 outstanding units                                          =============

NET ASSET VALUE:                                                                             $        1.00
Offering and redemption price per unit ($55,091,929                                          =============
         divided by 55,091,929 units outstanding)


See Accompanying Notes to Financial Statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996
------------------------------------------

                                                            DIRECT GOVERNMENT
                                   DIVERSIFIED PORTFOLIO   OBLIGATION PORTFOLIO

INVESTMENT INCOME:
  Interest                             $    5,586,011          $  1,622,462
                                       --------------          ------------

EXPENSES:
  Investment advisory, administrative,
    and program support fees                  325,323                98,998
  Custody and bank trust services fees        127,142                37,664
  Distribution fees                           102,801                30,131
  Other fees and expenses                      25,700                 7,533
                                       --------------          ------------

Total Expenses                                580,966               174,326
                                       --------------          ------------

NET INVESTMENT INCOME                  $    5,005,045          $  1,448,136
                                       ==============          ============
















See Accompanying Notes to Financial Statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 AND 1995
---------------------------------------------------

                                                                                 DIRECT GOVERNMENT
                                         DIVERSIFIED PORTFOLIO                 OBLIGATION PORTFOLIO
                                       1996                1995               1996              1995
                                 ------------------------------------   ---------------------------------
From Investment Activities:
     Net investment income
     distributed to unitholders  $      5,005,045    $      4,791,066    $    1,448,136   $     1,339,453
                                 ================    ================    ==============   ===============

From Unit Transactions:
     (at constant net asset
       value of $1per unit)
     Units sold                  $    346,011,628    $    369,066,441    $    3,084,641   $     1,692,604
     Units issued in reinvest-
       ment of dividends from
       net  investment income           5,005,045           4,791,066         1,448,136         1,339,453
     Units redeemed                  (329,024,222)       (370,979,693)      (14,758,733)      (13,731,532)
                                 ----------------    ----------------    --------------   ---------------

     Net increase/(decrease)
       in net assets derived
       from unit transactions          21,992,451           2,877,814       (10,225,956)      (10,699,475)

     Net assets at
       beginning of period            192,451,582         184,369,434        65,317,885        56,078,373
                                 ----------------   -----------------    --------------   ---------------
     Net assets
       at end of period          $    214,444,033    $    187,247,248    $   55,091,929   $    45,378,898
                                 ================   =================    ==============   ===============





See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OF EACH PORTFOLIO
OUTSTANDING THROUGH EACH SIX MONTH PERIOD
-----------------------------------------

                        1996         1995       1994        1993         1992         1991         1990     1989
------------------------------------------------------------------------------------------------------------------
IOWA PUBLIC AGENCY INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
Net Asset Value,
   Beginning
   of Period         $   1.000   $   1.000    $  1.000    $  1.000    $   1.000   $   1.000     $  1.000  $  1.000

Net Investment
   Income                 .049        .053        .043        .027         .033        .052         .073      .080

Dividends
   Distributed           (.049)      (.053)      (.043)      (.027)       (.033)      (.052)       (.073)    (.080)
                     ---------------------------------------------------------------------------------------------

Net Asset Value,
   End of Period     $   1.000   $   1.000    $  1.000    $  1.000    $   1.000   $   1.000     $  1.000  $  1.000
                     =============================================================================================

Total Return             4.87%       5.30%       4.33%       2.66%        3.29%       5.24%        7.30%     7.96%
Ratio of Expenses
   to Average
   Net Assets            0.57%       0.57%       0.58%       0.57%        0.58%       0.66%        0.67%     0.67%
Ratio of Net
   Income to
   Average
   Net Assets            4.87%       5.30%       4.33%       2.66%        3.29%       5.24%        7.30%     7.96%
Net Assets,
   End of Period
   (000 Omitted)     $ 214,444   $ 187,247    $163,845    $181,420    $ 183,291   $ 191,626     $177,410  $136,074

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OF EACH PORTFOLIO
OUTSTANDING THROUGH EACH SIX MONTH PERIOD
-----------------------------------------

                       1996       1995      1994         1993        1992          1991      1990       1989
------------------------------------------------------------------------------------------------------------------
IOWA PUBLIC AGENCY INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
Net Asset Value,
   Beginning
   of Period         $ 1.000     $ 1.000    $ 1.000     $ 1.000     $ 1.000      $ 1.000    $ 1.000    $ 1.000

Net Investment
   Income               .048        .052       .043        .026        .030         .049       .073       .080

Dividends
   Distributed         (.048)      (.052)     (.043)      (.026)      (.030)       (.049)     (.073)     (.080)
                     -----------------------------------------------------------------------------------------

Net Asset Value,
   End of Period     $ 1.000     $ 1.000    $ 1.000     $ 1.000     $ 1.000      $ 1.000    $ 1.000    $ 1.000
                     =========================================================================================

Total Return           4.81%       5.21%      4.25%       2.58%       3.00%        4.85%      7.35%      7.98%

Ratio of Expenses
   to Average
   Net Assets          0.58%       0.58%      0.58%       0.58%       0.58%        0.67%      0.65%      0.65%

Ratio of Net
   Income to
   Average
   Net Assets          4.81%       5.21%      4.25%       2.58%       3.00%        4.85%      7.35%      7.98%

Net Assets,
   End of Period
   (000 Omitted)     $55,091     $45,379    $28,013     $44,601     $12,861      $18,193    $11,109    $20,726

IOWA PUBLIC AGENCY INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
-----------------------------


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION
     Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorized Iowa public agencies to jointly invest moneys pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, and again on May 1, 1993. As amended, IPAIT is authorized to operate and now operates three investment programs: 1) the Diversified Portfolio, 2) the Direct Government Obligation Portfolio, and 3) the Fixed Term Automated
     (FTA) Investment Program. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. The objective of the FTA Investment Program is to provide individual public agency ownership of investments in legally permissible individual securities which offer fixed rates of return and fixed maturities. Norwest Bank Iowa, N.A., serves as the Custodian and Bank Trust Services Provider, and Investors Management Group serves as the Investment Advisor and Administrator.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     INVESTMENTS IN SECURITIES
     The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for each portfolio.

     Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

     Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities are classified as category one. Category one is the most secure investment category description.

     Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized as required by Iowa law, including the security provided by the State of Iowa's sinking fund for public deposits.

     In connection with transactions in repurchase agreements, it is IPAIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults, and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At December 31, 1996, the securities purchased under overnight agreements to resell were collateralized by government agency securities with market values of $56,950,000 and $38,741,118 for the Diversified Portfolio and the Direct Government Obligation Portfolio, respectively.

     UNIT ISSUES, REDEMPTIONS AND DISTRIBUTIONS
     IPAIT determines the net asset value of each portfolio daily. Units are issued and redeemed daily at the daily net asset value. Net investment income for each portfolio is declared daily and distributed monthly.

     INCOME TAXES
     IPAIT is exempt from federal and state income tax.

     FEES AND EXPENSES
     Under separate agreements with IPAIT, Investors Management Group (IMG), the Investment Advisor, Administrator and Program Support Provider, and Norwest Bank, Iowa, N.A. (Norwest), the Custodian and Bank Trust Services Provider, are paid an annual fee for operating the investment programs. For each of the portfolios, IMG receives .230 percent of the average daily net asset value up to $150 million, .185 percent from $150 to $300 million, and .140 percent exceeding $300 million for investment advisor and administrative fees. In addition, IMG receives .10 percent of the average daily net asset value up to $250 million for program support fees. For the period ended December 31, 1996 the Diversified Portfolio and the Direct Government Obligation Portfolio paid $352,323 and $98,998, respectively to IMG for services provided. For each of the portfolios, Norwest receives .050 percent of $150 million, .045 percent from $150 to $300 million, and .040 percent exceeding $300 million for custodial services. Norwest also receives .075 percent of the average daily net asset value for bank trust services. For the period ended December 31, 1996, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $127,142 and $37,664, respectively to Norwest for services provided. Under a distribution plan the public agency associations collectively receive an annual fee of .10 percent of the daily net asset value of the portfolios. For the period ended December 31, 1996, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $56,572 and $26,708 respectively to the Iowa League of Cities, $34,153 and $3,423, respectively to the Iowa Association of Municipal Utilities. For the perdiod ended December 31, 1996, the Diversified Portfolio paid $34,153 to the Iowa State Association of Counties. IPAIT is responsible for other expenses incurred directly by IPAIT. All fees are computed daily and paid monthly.

(2)  SECURITIES TRANSACTIONS

     Purchases of portfolio securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $9,759,589,783 and $5,092,924,015 respectively for the period ended December 31, 1996. Proceeds from maturities of securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $9,737,395,859 and $5,105,896,000 respectively for the period ended December 31, 1996.

BOARD OF TRUSTEES
-----------------

KEN ALBERTS, General Manager
   Cedar Falls Utilities, CHAIR            JODY E. SMITH, Director of
ROBERT HAGEY, Treasurer                      Administrative Services
   Sioux County, VICE CHAIR                  West Des Moines, TRUSTEE
TOM HANAFAN, Mayor                         BOB HAUG, Executive Director
   Council Bluffs,                           Iowa Association of
   SECOND VICE CHAIR                         Municipal Utilities, EX-OFFICIO
ROBERT RASMUSSEN, Mayor                      MEMBER AND  SECRETARY
   Fairfield, TRUSTEE                      THOMAS BREDEWEG,
JIM AHRENHOLTZ, Office Manager               Executive Director
   Denison Municipal Utility,                Iowa League of Cities,
   TRUSTEE                                   EX-OFFICIO MEMBER AND
FLOYD MAGNUSSON, Supervisor                  TREASURER
   Webster County, TRUSTEE                 WILLIAM PETERSON,
NORMAN KEHRBERG, Treasurer                   Executive Director
   Plymouth County, TRUSTEE                  Iowa State Association
PAUL OLDHAM, Office Manager                  of Counties, EX-OFFICIO
   Algona Municipal Utilities,               MEMBER AND ASSISTANT SECRETARY
   TRUSTEE



SERVICE PROVIDERS
-----------------

ADMINISTRATOR-INVESTMENT                  LEGAL COUNSEL:
ADVISOR:                                     Ahlers, Cooney, Dorweiler,
   Investors Management Group                Haynie, Smith & Allbee, P.C.
   2203 Grand Avenue                         100 Court Avenue
   Des Moines, IA  50312-5338                Des Moines, IA  50309

CUSTODIAN AND BANK TRUST                  INDEPENDENT AUDITORS:
SERVICES PROVIDER:                           KPMG Peat Marwick LLP
   Norwest Bank Iowa, N.A.                   2500 Ruan Center
   666 Walnut, P.O. Box 837                  Des Moines, IA  50309
   Des Moines, IA  50304




                       IOWA PUBLIC AGENCY INVESTMENT TRUST
                            666 Walnut, P.O. Box 837
                              Des Moines, IA 50304
                        (800) 872-4024 or (515) 245-3245